Description of Business and Organisation - Schedule of Operations (Details) - CNY (¥)	8 Months Ended	12 Months Ended
	Aug. 19, 2023	Dec. 31, 2022	Dec. 31, 2021
Weishi [Member]
Schedule of Operations [Line Items]
Revenues		¥ 9,927,407	¥ 52,414,518
Cost of Revenue		(5,468,113)	(32,544,769)
Gross profit		4,459,294	19,869,749
Operating expenses:
Fulfillment expenses		(2,454,608)	(11,555,906)
Sales and marketing expenses		(1,212,029)	(13,540,572)
General and administrative expenses		172,387	(64,077)
Income/(Loss) from operations		965,044	(5,290,806)
Interest income		5,400	1,150
Other income			5,851
Profit/(Loss) before income tax expenses		970,444	(5,283,805)
Income tax expense		(24,261)
Net profit/(loss)		¥ 946,183	¥ (5,283,805)
Farm Entities [Member]
Schedule of Operations [Line Items]
Revenues	¥ 2,138,830
Cost of Revenue	(1,369,866)
Gross profit	768,964
Operating expenses:
Fulfillment expenses	(474,361)
Sales and marketing expenses	(186,514)
General and administrative expenses	(586,668)
Income/(Loss) from operations	(478,579)
Interest income	508
Other income	10
Profit/(Loss) before income tax expenses	(478,061)
Income tax expense
Net profit/(loss)	¥ (478,061)